United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09687

              ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2005

                     Date of reporting period: May 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


[LOGO] AllianceBernstein (R)
Investment Research and Management

AllianceBernstein Focused
Growth & Income Fund
Large-Cap Value

                                                                    May 31, 2005


                               Semi-Annual Report

                               SEMI-ANNUAL REPORT

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.




  Investment Products Offered
================================
    o Are Not FDIC Insured
    o May Lose Value
    o Are Not Bank Guaranteed
================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

July 7, 2005

Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Focused Growth & Income Fund, formerly AllianceBernstein Disciplined Value Fund, (the "Fund") for the semi-annual reporting period ended May 31, 2005.

Investment Objective and Policies
This open-end fund invests primarily in the equity securities of U.S. companies that Alliance believes are undervalued. The Fund's investment objective is long-term growth of capital through the application of a disciplined value-oriented investment process. The Fund expects, under normal circumstances, to invest primarily in equity securities of approximately 75 U.S. companies. The Fund may also invest up to 15% of its total assets in non-U.S. companies.

Investment Results
The table on page 5 provides performance data for the Fund and its benchmark, the Russell 1000 Value Index, for the six- and 12-month periods ended May 31, 2005. Also included in the table are returns for the Fund's peer group, as represented by the Lipper Multi-Cap Core Funds Average (the "Lipper Average"). Funds in the Lipper Average have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees.

The Fund's Class A shares underperformed the primary style benchmark, the Russell 1000 Value Index and outperformed the Lipper peer group, as represented by the Lipper Multi-Cap Core Funds Average (the "Lipper Average") during the six-month period ending May 31, 2005. During the 12-month period ended May 31, 2005, the Fund underperformed both the benchmark and the Lipper Average.

The Fund continues to maintain a lower than benchmark and lower than peer group profile in both winning "value" sectors such as commodities (e.g., energy and basic materials) and interest-rate leveraged financials (e.g., Real Estate Investment Trusts and regional banks). The Fund's Relative Value Investment Team (the "Team") believes that both of these sectors, which are large exposures in the Fund's benchmark, are expensive. Prices have detached from fundamentals as speculators have become more involved in the short-term direction of stock prices. Some of the biggest winners in the Fund's portfolio have been energy holdings. The Team continues to reduce the Fund's exposure into individual company stock price strength. Despite the Fund's severe underweight in energy versus the value benchmark, sector selection was positive in the six-month period, but negative in the 12-month period.

At the stock level, weak stock selection in the health care sector and underperforming holdings in the broadcasting and cable sub-sector were primarily responsible for the Fund's underperformance versus the benchmark during the six- and 12-month reporting periods. Also, two stocks that have considerable weightings in the Fund's portfolio, one in the health care sector and one in the finance sector, have been particularly nettlesome.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 1

Market Review and Investment Strategy
As has been the case since mid-2003, the Fund has been committed to large-cap quality companies with growth-at-a-reasonable-price characteristics. Although the earnings growth potential for these stocks is substantially higher than for the market overall, they're selling at low premiums in terms of forward price-to-earnings (P/E)--and at a material discount to the market based on estimates of their long-term earnings power.

The value rally that began with the bursting of the technology and telecommunications bubble in early 2000 initially corrected the extreme market distortions created by the bubble--and then created a new one: Valuation spreads between the cheapest and most expensive stocks went from being extremely wide to extremely narrow within the large-cap market overall and within the value index, specifically. Compressed valuation spreads indicate that investors are overvaluing risky securities and undervaluing those with greater earnings and growth potential.

Our firm's research shows that other periods of compressed valuation spreads have resembled the current environment, with steady economic growth, strong corporate earnings and few, if any, major industrial stresses. In these periods, investors tend to be optimistic about the near-term earnings outlook but more skeptical about long-term earnings. As a result, they value current and future earnings in much the same way, reducing the valuation spread between cyclical stocks, whose earnings may be at a peak, and growth companies, which offer much greater long-term growth potential.

Investor preference for risky securities is also evident in recent performance patterns. For the last two years, the largest-cap quintile of companies within the Russell 1000 Value Index has lagged the index overall, and the smallest-cap quintile. Similarly, the quintiles with the highest return on equity (ROE) and highest long-term earnings growth potential have lagged the index and the lowest ROE and earnings growth quintiles.

As relative value managers, we seek to buy as much earnings growth as possible at a value price. As a result, our portfolios tend to be tilted to larger-cap value stocks, with high earnings growth, ROE and momentum; this approach has historically outperformed the value index over the long term.

The Fund's largest current holdings are a fairly diverse set of dominant industry players, which are trading on average in line with the value benchmark's multiple of current earnings--despite their significantly higher long-term earnings-per-share growth potential.

The Team's bottom up stock-selection process has also led to a few definite industry themes: The Fund is underweight in interest-rate sensitive stocks, particularly regional banks and electric utilities, and overweight in the media, health care and technology sectors.

The securities that the Team buys and sells for the Fund are selected within the framework of the Team's propri-


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND etary relative value investment process. For each of the large number of companies covered by AllianceBernstein's fundamental research analysts, the Team systematically compares the relationship of a company's securities valuation to its forecast fundamental performance. The attractiveness of each security in this closely followed research universe is summarized by ranking stocks based on relative valuation and relative earnings estimate revision factors. In combination, the Team believes that these factors provide a useful summary of relative stock price attractiveness based on the Team's traditional fundamental research activities and provide an excellent foundation for our investment decisions.

While the Team's definition of value is constant, its perception of value will depend on how the market is trading off the importance between the moving parts of its ranking system--relative valuation, relative earnings and relative price. As the Fund responds to shifts in the ranking system's perception of value, the Team expects its characteristics to fairly consistently capture a very attractive relationship between portfolio valuation and prospective earnings growth.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 3

HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Class R, Class K and Class I shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes.


Benchmark Disclosure
The unmanaged Russell 1000 Value Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation. The Russell 1000 Index is composed of 1000 of the largest capitalized companies that are traded in the United States. For the six- and 12-month periods ended May 31, 2005, the Lipper Multi-Cap Core Funds Average consisted of 779 and 744 funds, respectively. Funds in the Lipper Average have generally similar investment objectives to AllianceBernstein Focused Growth & Income Fund, although some may have different investment policies and sales and management fees. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.


A Word About Risk
The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund can invest in small- to mid-capitalization companies. These investments may be more volatile than investments in large-capitalization companies. The Fund may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND

HISTORICAL PERFORMANCE
(continued from previous page)


                                           -------------------------------------
  THE FUND VS. ITS BENCHMARK                             Returns
                                           -------------------------------------
  PERIODS ENDED MAY 31 2005                   6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein Focused Growth &
  Income Fund
   Class A                                      3.49%             6.09%
--------------------------------------------------------------------------------
   Class B                                      3.12%             5.35%
--------------------------------------------------------------------------------
   Class C                                      3.12%             5.35%
--------------------------------------------------------------------------------
   Class R                                      3.36%             5.82%
--------------------------------------------------------------------------------
   Class K**                                   -1.96%*
--------------------------------------------------------------------------------
   Class I**                                   -1.90%*
--------------------------------------------------------------------------------
  Russell 1000 Value Index                      4.03%            15.49%
--------------------------------------------------------------------------------
  Lipper Multi-Cap Core Funds Average           2.04%             8.22%
--------------------------------------------------------------------------------

*  Since inception. (See inception dates below.)

** Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class K and Class I shares is 3/1/05.


See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 5

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MAY 31, 2005
--------------------------------------------------------------------------------

                                NAV Returns               SEC Returns

Class A Shares
1 Year                              6.09%                     1.56%
5 Years                             5.90%                     4.99%
Since Inception*                    8.14%                     7.28%

Class B Shares
1 Year                              5.35%                     1.35%
5 Years                             5.17%                     5.17%
Since Inception*                    7.40%                     7.40%

Class C Shares
1 Year                              5.35%                     4.35%
5 Years                             5.19%                     5.19%
Since Inception*                    7.38%                     7.38%

Class R Shares
1 Year                              5.82%
Since Inception*                    9.36%

Class K Shares

Since Inception+                   -1.96%



Class I Shares

Since Inception+                   -1.90%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (JUNE 30, 2005)
--------------------------------------------------------------------------------


Class A Shares
1 Year                                                        0.28%
5 Year                                                        5.70%
Since Inception*                                              7.11%

Class B Shares
1 Year                                                        0.01%
5 Year                                                        5.87%
Since Inception*                                              7.20%

Class C Shares
1 Year                                                        3.02%
5 Year                                                        5.89%
Since Inception*                                              7.19%



* Inception dates: 12/22/99 for Class A, Class B and Class C shares; 11/3/03 for Class R shares; 3/1/05 for Class K and Class I shares.

+ Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for these share classes is listed above.


See Historical Performance disclosures on page 4.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND

FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                Beginning              Ending
              Account Value         Account Value          Expenses Paid
            December 1, 2004        May 31, 2005          During Period*
            ----------------      ----------------      -----------------
          Actual  Hypothetical   Actual Hypothetical** Actual  Hypothetical
         -------  ------------   ------ -------------- ------  ------------
Class A   $1,000     $1,000     $1,034.92  $1,019.15   $ 5.89     $ 5.84
--------------------------------------------------------------------------------
Class B   $1,000     $1,000     $1,031.23  $1,015.51   $ 9.57     $ 9.50
--------------------------------------------------------------------------------
Class C   $1,000     $1,000     $1,031.24  $1,015.61   $ 9.47     $ 9.40
--------------------------------------------------------------------------------
Class R   $1,000     $1,000     $1,033.61  $1,018.00   $ 7.05     $ 6.99
--------------------------------------------------------------------------------
Class K+  $1,000     $1,000     $  980.36  $1,010.12   $ 2.32     $ 2.36
--------------------------------------------------------------------------------
Class I+  $1,000     $1,000     $  981.01  $1,010.62   $ 1.83     $ 1.85
--------------------------------------------------------------------------------

* Expenses are equal to the classes' annualized expense ratios of 1.16%, 1.89%, 1.87%, 1.39%, 0.94% and 0.74%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period/365.

** Assumes 5% return before expenses

+ The account value and expenses for Class K and Class I shares are based on the period from March 1, 2005 (commencement of distribution) through May 31, 2005.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 7

PORTFOLIO SUMMARY
May 31, 2005 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($mil): $475.9





SECTOR BREAKDOWN*
   22.7% Finance
   21.2% Consumer Services
   13.0% Health Care
   12.8% Consumer Staples
   10.9% Technology
    7.0% Capital Goods                 [PIE GRAPH OMITTED]
    4.0% Transportation
    3.4% Energy
    2.5% Basic Industry
    1.7% Utilities
    0.8% Consumer Manufacturing






TEN LARGEST HOLDINGS
May 31, 2005 (unaudited)

                                                               Percent of
Company                                 U.S. $ Value           Net Assets
--------------------------------------------------------------------------------
American International Group            $  23,608,750                 5.0%
--------------------------------------------------------------------------------
Microsoft Corp.                            23,220,000                 4.9
--------------------------------------------------------------------------------
General Electric Co.                       21,888,000                 4.6
--------------------------------------------------------------------------------
Boston Scientific Corp.                    20,317,500                 4.3
--------------------------------------------------------------------------------
Time Warner, Inc.                          19,140,000                 4.0
--------------------------------------------------------------------------------
News Corp. Cl.B                            18,798,750                 3.9
--------------------------------------------------------------------------------
Westwood One, Inc.                         18,559,750                 3.9
--------------------------------------------------------------------------------
Fannie Mae                                 17,772,000                 3.7
--------------------------------------------------------------------------------
Citigroup, Inc.                            17,666,250                 3.7
--------------------------------------------------------------------------------
Union Pacific Corp.                        15,594,984                 3.3
--------------------------------------------------------------------------------
                                        $ 196,565,984                41.3%


* All data are as of May 31, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-100.1%

Finance-22.7%
Banking-Money Center-2.3%
JPMorgan Chase & Co. .........................          300,000     $ 10,725,000
                                                                    ------------
Banking-Regional-1.0%
North Fork Bancorporation, Inc.* .............          167,900        4,576,954
                                                                    ------------
Brokerage & Money Management-2.2%
Merrill Lynch & Co., Inc. ....................          141,100        7,656,086
Morgan Stanley ...............................           62,500        3,060,000
                                                                    ------------
                                                                      10,716,086
                                                                    ------------
Insurance-9.4%
ACE, Ltd. (Bermuda) ..........................          200,000        8,644,000
American International Group .................          425,000       23,608,750
Axis Capital Holdings, Ltd. (Bermuda) ........          325,000        8,940,750
XL Capital, Ltd. Cl.A* .......................           50,000        3,764,000
                                                                    ------------
                                                                      44,957,500
                                                                    ------------
Mortgage Banking-3.7%
Fannie Mae* ..................................          300,000       17,772,000
                                                                    ------------
Miscellaneous-4.1%
Citigroup, Inc. ..............................          375,000       17,666,250
MBNA Corp. ...................................           82,500        1,739,925
                                                                    ------------
                                                                      19,406,175
                                                                    ------------
                                                                     108,153,715
                                                                    ------------
Consumer Services-21.2%
Broadcasting & Cable-18.3%
Clear Channel Communications, Inc. ...........          175,000        5,115,250
Comcast Corp. Cl.A(a) ........................          125,000        4,025,000
News Corp. Cl.B* .............................        1,125,000       18,798,750
Time Warner, Inc.(a) .........................        1,100,000       19,140,000
Univision Communications, Inc. Cl.A(a)* ......          335,000        8,914,350
Viacom, Inc. Cl.B ............................          365,000       12,515,850
Westwood One, Inc. ...........................          935,000       18,559,750
                                                                    ------------
                                                                      87,068,950
                                                                    ------------
Retail-General Merchandise-2.9%
The Home Depot, Inc. .........................          350,000       13,772,500
                                                                    ------------
                                                                     100,841,450
                                                                    ------------
Health Care-13.1%
Biotechnology-0.6%
Applera Corp.-Applied Biosystems Group .......          125,000        2,676,250
                                                                    ------------
Drugs-4.1%
Eli Lilly & Co.* .............................          135,000        7,870,500
Forest Laboratories, Inc.(a) .................          200,000        7,716,000
Pfizer, Inc. .................................          150,000        4,185,000
                                                                    ------------
                                                                      19,771,500
                                                                    ------------


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 9

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Medical Products-4.3%
Boston Scientific Corp.(a)* ....................         750,000     $20,317,500
                                                                     -----------
Medical Services-4.1%
Health Management Associates, Inc. Cl.A ........         320,000       8,070,400
WellPoint, Inc.(a) .............................          85,000      11,305,000
                                                                     -----------
                                                                      19,375,400
                                                                     -----------
                                                                      62,140,650
                                                                     -----------
Consumer Staples-12.8%
Cosmetics-4.5%
Avon Products, Inc. ............................         350,000      13,909,000
The Estee Lauder Cos., Inc. Cl.A ...............         200,000       7,818,000
                                                                     -----------
                                                                      21,727,000
                                                                     -----------
Food-1.0%
Campbell Soup Co.* .............................         150,000       4,654,500
                                                                     -----------
Household Products-1.9%
The Procter & Gamble Co. .......................         165,000       9,099,750
                                                                     -----------
Tobacco-4.6%
Altria Group, Inc. .............................         200,000      13,428,000
Loews Corp.-Carolina Group .....................         285,000       8,515,800
                                                                     -----------
                                                                      21,943,800
                                                                     -----------
Miscellaneous-0.8%
Fortune Brands, Inc.* ..........................          43,100       3,728,150
                                                                     -----------
                                                                      61,153,200
                                                                     -----------
Technology-10.9%
Computer Hardware/Storage-0.4%
EMC Corp.(a) ...................................         125,000       1,757,500
                                                                     -----------
Computer Services-1.7%
Fiserv, Inc.(a)* ...............................         185,000       7,955,000
                                                                     -----------
Computer Software-7.7%
Microsoft Corp. ................................         900,000      23,220,000
Oracle Corp.(a) ................................         350,000       4,487,000
Symantec Corp.(a)* .............................         400,000       9,044,000
                                                                     -----------
                                                                      36,751,000
                                                                     -----------
Semi-Conductor Components-1.1%
Maxim Integrated Products, Inc.* ...............         140,000       5,516,000
                                                                     -----------
                                                                      51,979,500
                                                                     -----------
Capital Goods-7.0%
Electrical Equipment-0.8%
Emerson Electric Co. ...........................          60,000       3,988,200
                                                                     -----------

Machinery-0.7%
Ingersoll-Rand Co. Cl.A (Bermuda)* .............          40,000       3,096,400
                                                                     -----------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Miscellaneous-5.5%
General Electric Co. ...........................         600,000     $21,888,000
United Technologies Corp.* .....................          40,000       4,268,000
                                                                     -----------
                                                                      26,156,000
                                                                     -----------
                                                                      33,240,600
                                                                     -----------
Transportation-4.0%
Air Freight-0.7%
United Parcel Service, Inc. Cl.B* ..............          50,000       3,682,500
                                                                     -----------
Railroad-3.3%
Union Pacific Corp.* ...........................         232,900      15,594,984
                                                                     -----------
                                                                      19,277,484
                                                                     -----------
Energy-3.4%
Domestic Producers-1.8%
Noble Energy, Inc.* ............................         115,501       8,589,829
                                                                     -----------
Oil Service-1.6%
Baker Hughes, Inc.* ............................          85,000       3,926,150
Nabors Industries, Ltd. (Barbados)(a) ..........          65,000       3,582,150
                                                                     -----------
                                                                       7,508,300
                                                                     -----------
                                                                      16,098,129
                                                                     -----------
Basic Industry-2.5%
Chemicals-2.5%
Air Products & Chemicals, Inc. .................         138,600       8,347,878
E.I. du Pont de Nemours & Co. ..................          75,000       3,488,250
                                                                     -----------
                                                                      11,836,128
                                                                     -----------
Utilities-1.7%
Telephone Utility-1.7%
SBC Communications, Inc. .......................         350,000       8,183,000
                                                                     -----------
Consumer Manufacturing-0.8%
Building & Related-0.8%
American Standard Cos., Inc. ...................          84,900       3,633,720
                                                                     -----------
Total Common Stocks
   (cost $442,873,181) .........................                     476,537,576
                                                                     -----------
Total Investments Before Security Lending
   Collateral-100.1%
   (cost $442,873,181) .........................                     476,537,576
                                                                     -----------
INVESTMENT OF CASH COLLATERAL
   FOR SECURITIES LOANED-11.5%
Short-Term Investment
UBS Private Money Market Fund, LLC, 2.96%
   (cost $54,583,500) ..........................      54,583,500      54,583,500
                                                                     -----------


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 11

                                                                    U.S. $ Value
--------------------------------------------------------------------------------

Total Investments-111.6%
   (cost $497,456,681) ..................................         $ 531,121,076
Other assets less liabilities-(11.6%) ...................           (55,178,908)
                                                                  -------------
Net Assets-100% .........................................         $ 475,942,168
                                                                  -------------



* Represents entire or partial securities out on loan. See Note E for securities lending information.

(a) Non-income producing security.

    See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND

STATEMENT OF ASSETS & LIABILITIES
May 31, 2005 (unaudited)

Assets
Investments in securities, at value
  (cost $497,456,681--including investment of cash
  collateral for securities loaned of $54,583,500)......   $   531,121,076(a)
Cash....................................................            58,776
Receivable for capital stock sold.......................           674,689
Dividends receivable....................................           504,679
Prepaid expenses........................................            40,020
Total assets............................................       532,399,240
Liabilities
Payable for collateral on securities loaned.............        54,583,500
Payable for capital stock redeemed......................         1,232,177
Distribution fee payable................................           279,070
Advisory fee payable....................................           223,991
Transfer Agent fee payable..............................            59,923
Accrued expenses........................................            78,411
Total liabilities.......................................        56,457,072
Net Assets..............................................   $   475,942,168
Composition of Net Assets
Capital stock, at par...................................   $        32,383
Additional paid-in capital..............................       414,628,806
Distributions in excess of net investment income........          (328,758)
Accumulated net realized gain on investment transactions        27,945,342
Net unrealized appreciation of investments..............        33,664,395
                                                             $ 475,942,168
Calculation of Maximum Offering Price Per Share


                                           Net Asset Value and:   Maximum
                                          ---------------------
                              Shares      Offering  Redemption   Offering
Class         Net Assets    Outstanding     Price      Price      Price*
--------------------------------------------------------------------------------
A           $ 211,720,390    14,152,936         --    $14.96      $15.62
--------------------------------------------------------------------------------
B           $ 189,430,173    13,068,637    $ 14.50        --          --
--------------------------------------------------------------------------------
C           $  74,484,300     5,141,228    $ 14.49        --          --
--------------------------------------------------------------------------------
R           $     287,560        19,243    $ 14.94    $14.94          --
--------------------------------------------------------------------------------
K           $       9,901        661.38    $ 14.97    $14.97          --
--------------------------------------------------------------------------------
I           $       9,844        657.22    $ 14.98    $14.98          --
--------------------------------------------------------------------------------


* The maximum offering price per share for Class A shares includes a sales charge of 4.25%.

(a) Includes securities on loan with a value of $52,196,876 (see Note E).

   See notes to financial statements.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 13

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2005 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
  of $2,100)...........................  $     3,445,024
Interest...............................          172,548   $     3,617,572
                                         ---------------
Expenses
Advisory fee...........................        1,381,556
Distribution fee--Class A..............          335,583
Distribution fee--Class B..............          994,363
Distribution fee--Class C..............          397,566
Distribution fee--Class R..............              667
Distribution fee--Class K..............                6
Transfer agency........................          522,353
Custodian..............................           88,487
Printing...............................           59,427
Registration...........................           41,647
Administrative.........................           40,610
Audit..................................           24,875
Legal..................................           19,440
Directors' fees........................           11,235
Miscellaneous..........................           13,417
                                         ---------------
Total expenses.........................        3,931,232
Less: expense offset arrangement
  (see Note B).........................             (996)
                                         ---------------
Net expenses...........................                          3,930,236
                                                           ---------------
Net investment loss....................                           (312,664)
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain on investment
  transactions.........................                         31,546,661
Net change in unrealized
  appreciation/depreciation
  of investments.......................                        (14,501,437)
                                                           ---------------
Net gain on investment transactions....                         17,045,224
                                                           ---------------
Net Increase in Net Assets
  from Operations......................                    $    16,732,560
                                                           ---------------



See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS


                                              Six Months Ended    Year Ended
                                                May 31, 2005     November 30,
                                                 (unaudited)         2004
                                              ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income (loss)...........       $      (312,664)  $     1,499,243
Net realized gain on investment
   transactions........................            31,546,661        33,088,053
Net change in unrealized
   appreciation/depreciation
   of investments......................           (14,501,437)        8,255,807
                                              ---------------   ---------------
Net increase in net assets
   from operations.....................            16,732,560        42,843,103
Dividends and Distributions to
Shareholders from
Net investment income
   Class A.............................            (1,514,182)               -0-
   Class R.............................                (1,155)               -0-
Net realized gain on
  investment transactions
   Class A.............................            (2,195,466)               -0-
   Class B.............................            (2,044,514)               -0-
   Class C.............................              (831,037)               -0-
   Class R.............................                (2,393)               -0-
Capital Stock Transactions
Net increase (decrease)................           (43,590,576)       48,919,998
                                              ---------------   ---------------
Total increase (decrease)..............           (33,446,763)       91,763,101
Net Assets
Beginning of period....................           509,388,931       417,625,830
                                              ---------------   ---------------
End of period (includes undistributed net
   investment income/(excess distributions)
   of ($328,758) and $1,499,243,
   respectively).......................       $   475,942,168   $   509,388,931
                                              ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 15

NOTES TO FINANCIAL STATEMENTS
May 31, 2005 (unaudited)

NOTE A
Significant Accounting Policies
AllianceBernstein Focused Growth & Income Fund, Inc. (the "Fund"), formerly AllianceBernstein Disciplined Value Fund, Inc. organized as a Maryland corporation on July 6, 1999, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Class I shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ")


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 17

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to share-holders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R, Class K and Class I shares. Class I shares have no distribution fees.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND

NOTE B
Advisory Fee and Other Transactions with Affiliates
Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of .75% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis 2.50%, 3.20%, 3.20%, 2.70%, 2.45% and 2.20% of the daily average net assets for the Class A, Class B, Class C, Class R, Class K and Class I shares, respectively. For the six months ended May 31, 2005, there were no fees waived by the Adviser.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG") the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund paid $40,610 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2005.

The Fund compensates Alliance Global Investor Services, Inc., ("AGIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $257,014 for the six months ended May 31, 2005.

For the six months ended May 31, 2005, the Fund's expenses were reduced by $996 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $6,381 from the sale of Class A shares and received $6,024, $117,011 and $7,632 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2005.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2005, amounted to $746,218, of which $106,739 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC, and Sanford C. Bernstein Limited, affiliates of the Adviser.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 19

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to both Class B and Class C shares and 50% of the average daily net assets attributable to Class R shares and .25% of the Portfolio's average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,595,759, $1,130,881, $5,653 and $0 for Class B, Class C, Class R and Class K shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2005, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
   U.S. government securities).........  $   347,284,883   $   361,377,431
U.S. government securities.............               -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation...........................   $    46,116,520
Gross unrealized depreciation...........................       (12,452,125)
                                                           ---------------
Net unrealized appreciation.............................   $    33,664,395
                                                           ---------------

1. Financial Futures Contracts
The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

NOTE E
Securities Lending
The Fund has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of May 31, 2005 the Fund had loaned securities with a value of $52,196,876, and received cash collateral which was invested in a money market fund valued at $54,583,500 as included in the accompanying portfolio of investments. For the six months ended May 31, 2005 the Fund earned fee income of $2,952 which is included in interest income in the accompanying statement of operations.

NOTE F
Capital Stock
There are 18,000,000,000 shares of $0.001 par value capital stock authorized, divided into six classes, designated Class A, Class B, Class C, Class R, Class K and


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 21

Class I shares. Each Class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                 ------------------------------ --------------------------------
                             Shares                       Amount
                 ------------------------------ --------------------------------
                    Six Months                     Six Months
                         Ended      Year Ended           Ended     Year Ended
                  May 31, 2005    November 30,    May 31, 2005   November 30,
                   (unaudited)            2004     (unaudited)           2004
                 ---------------------------------------------------------------
Class A
Shares sold          1,561,526      7,238,856   $  23,446,153   $ 103,148,985
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions       226,149             -0-      3,412,584              -0-
--------------------------------------------------------------------------------
Shares converted
   from Class B        135,781        484,538       2,032,681       6,986,924
--------------------------------------------------------------------------------
Shares redeemed     (3,043,515)    (4,744,089)    (45,659,804)    (67,118,770)
--------------------------------------------------------------------------------
Net increase
   (decrease)       (1,120,059)     2,979,305   $ (16,768,386)  $  43,017,139
--------------------------------------------------------------------------------

Class B
Shares sold            658,457      4,135,410   $   9,561,391   $  57,249,878
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions       114,516             -0-      1,679,955              -0-
--------------------------------------------------------------------------------
Shares converted
   to Class A         (140,276)      (499,813)     (2,032,681)     (6,986,924)
--------------------------------------------------------------------------------
Shares redeemed     (1,824,205)    (3,545,993)    (26,509,696)    (48,720,045)
--------------------------------------------------------------------------------
Net increase
   (decrease)       (1,191,508)        89,604   $ (17,301,031) $    1,542,909
--------------------------------------------------------------------------------

Class C
Shares sold            296,337      2,001,187   $   4,314,014   $  27,743,251
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions        44,538             -0-        652,931              -0-
--------------------------------------------------------------------------------
Shares redeemed     (1,000,635)    (1,726,540)    (14,550,129)    (23,603,007)
--------------------------------------------------------------------------------
Net increase
   (decrease)         (659,760)       274,647   $  (9,583,184)  $   4,140,244
--------------------------------------------------------------------------------

Class R
Shares sold              2,872         19,114   $      43,196   $     266,911
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            26             -0-            385              -0-
--------------------------------------------------------------------------------
Shares redeemed           (114)        (3,415)         (1,692)        (47,205)
--------------------------------------------------------------------------------
Net increase             2,784         15,699   $      41,889   $     219,706
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND

               ----------------------------- ----------------------------------
                             Shares                       Amount
               ----------------------------- ----------------------------------
                      March 1,                      March 1,
                    2005(a) to                     2005(a) to
                  May 31, 2005                   May 31, 2005
                   (unaudited)                   (unaudited)
               ----------------------------------------------------------------
Class K
Shares sold                661                 $      10,100
--------------------------------------------------------------------------------
Net increase               661                 $      10,100
--------------------------------------------------------------------------------

Class I
Shares sold                657                 $      10,036
--------------------------------------------------------------------------------
Net increase               657                 $      10,036
--------------------------------------------------------------------------------
(a) Commencement of distribution.


NOTE G
Risks Involved in Investing in the Fund
Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of the future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2005.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 23

NOTE I
Components of Accumulated Earnings (Deficit)
The tax character of distributions to be paid for the year ending November 30, 2005 will be determined at the end of the current fiscal year. As of November 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other gain/(losses)............   $     4,953,316(a)
Undistributed ordinary income..........................         1,499,243
Unrealized appreciation/(depreciation).................        44,684,607(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $    51,137,166
                                                          ---------------

(a) During the fiscal year, the Fund utilized capital loss carryforwards of $27,775,563.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE J
Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 25
pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 27

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     ---------------------------------------------------------------------------------
                                                                          Class A
                                     ---------------------------------------------------------------------------------
                                                                                                          December 22,
                                         Six Months                                                         1999(a) to
                                              Ended                     Year Ended November 30,               November
                                       May 31, 2005      ----------------------------------------------------      30,
                                         (unaudited)         2004          2003         2002         2001         2000
                                     ---------------------------------------------------------------------------------
Net asset value,
   beginning of period..............         $14.69       $ 13.27      $  10.85       $13.09       $11.42      $ 10.00
                                     ---------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income (loss)(b).....            .02           .10(c)       (.01)        (.01)        (.07)(c)     (.03)(c)
Net realized and unrealized
   gain (loss) on investment
   transactions.....................            .50          1.32          2.43        (2.23)        1.82         1.45
                                     ---------------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations.......................            .52          1.42          2.42        (2.24)        1.75         1.42
                                     ---------------------------------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment
   income...........................           (.10)           -0-           -0-          -0-          -0-          -0-
Distributions from net realized
   gain on investment
   transactions.....................           (.15)           -0-           -0-          -0-          -0-          -0-
Distributions in excess
   of net realized gain on
   investment transactions..........             -0-           -0-           -0-          -0-        (.08)          -0-
                                     ---------------------------------------------------------------------------------
Total dividends and distributions...           (.25)           -0-           -0-          -0-        (.08)          -0-
                                     ---------------------------------------------------------------------------------
Net asset value,
   end of period....................         $14.96       $ 14.69      $  13.27       $10.85       $13.09       $11.42
                                     ---------------------------------------------------------------------------------
Total Return
Total investment return based
   on net asset value(d)............           3.49%        10.70%        22.30%      (17.11)%      15.40%       14.20%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)..................       $211,720      $224,377      $163,169      $75,413      $76,617      $14,583
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements.................           1.16%(e)      1.19%         1.51%        1.59%        1.85%        2.50%(e)
  Expenses, before waivers/
     reimbursements.................           1.16%(e)      1.34%         1.51%        1.59%        1.88%        9.25%(e)
  Net investment
     income (loss)..................            .28%(e)       .73%(c)      (.12)%       (.10)%       (.55)%(c)    (.33)%(c)(e)
Portfolio turnover rate.............             72%          132%          159%         218%         299%         249%




See footnote summary on page 33


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     ---------------------------------------------------------------------------------
                                                                          Class B
                                     ---------------------------------------------------------------------------------
                                                                                                          December 22,
                                         Six Months                                                         1999(a) to
                                              Ended                     Year Ended November 30,               November
                                       May 31, 2005      ----------------------------------------------------      30,
                                         (unaudited)         2004          2003         2002         2001         2000
                                     ---------------------------------------------------------------------------------
Net asset value,
   beginning of period..............         $14.20       $ 12.92      $  10.64       $12.93       $11.36      $ 10.00
                                     ---------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income (loss)(b).....           (.03)           -0-(c)      (.10)        (.10)        (.16)(c)     (.11)(c)
Net realized and unrealized
   gain (loss) on investment
   transactions.....................            .48          1.28          2.38        (2.19)        1.81         1.47
                                     ---------------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations.......................            .45          1.28          2.28        (2.29)        1.65         1.36
                                     ---------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment
   transactions.....................           (.15)           -0-           -0-          -0-          -0-          -0-
Distributions in excess
   of net realized gain on
   investment transactions..........             -0-           -0-           -0-          -0-        (.08)          -0-
                                     ---------------------------------------------------------------------------------
Total distributions.................           (.15)           -0-           -0-          -0-        (.08)          -0-
                                     ---------------------------------------------------------------------------------
Net asset value,
   end of period....................         $14.50       $ 14.20      $  12.92       $10.64       $12.93      $ 11.36
                                     ---------------------------------------------------------------------------------
Total Return
Total investment return based
   on net asset value(d)............           3.12%         9.91%        21.43%      (17.71)%      14.60%       13.60%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)..................       $189,430      $202,459      $183,098     $110,968      $98,204       $2,597
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements.................           1.89%(e)      1.92%         2.25%        2.32%        2.55%        3.20%(e)
  Expenses, before waivers/
     reimbursements.................           1.89%(e)      2.07%         2.25%        2.32%        2.60%        8.16%(e)
  Net investment loss...............           (.45)%(e)     (.03)%(c)     (.87)%       (.84)%      (1.28)%(c)   (1.08)%(c)(e)
Portfolio turnover rate.............             72%          132%          159%         218%         299%(c)      249%(c)


See footnote summary on page 33.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 29

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     ---------------------------------------------------------------------------------
                                                                          Class C
                                     ---------------------------------------------------------------------------------
                                                                                                          December 22,
                                         Six Months                                                         1999(a) to
                                              Ended                     Year Ended November 30,               November
                                       May 31, 2005      ----------------------------------------------------      30,
                                         (unaudited)         2004          2003         2002         2001         2000
                                     ---------------------------------------------------------------------------------
Net asset value,
   beginning of period.............          $14.19       $ 12.91      $  10.63       $12.92       $11.34      $ 10.00
                                     ---------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income (loss)(b) ...            (.03)           -0-(c)      (.10)        (.10)        (.16)(c)     (.12)(c)
Net realized and unrealized
   gain (loss) on investment
   transactions....................             .48          1.28          2.38        (2.19)        1.82         1.46
                                     ---------------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations......................             .45          1.28          2.28        (2.29)        1.66         1.34
                                     ---------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment
   transactions....................            (.15)           -0-           -0-          -0-          -0-          -0-
Distributions in excess
   of net realized gain on
   investment transactions.........              -0-           -0-           -0-          -0-        (.08)          -0-
                                     ---------------------------------------------------------------------------------
Total distributions................            (.15)           -0-           -0-          -0-        (.08)          -0-
                                     ---------------------------------------------------------------------------------
Net asset value,
   end of period...................          $14.49       $ 14.19      $  12.91       $10.63       $12.92      $ 11.34
                                     ---------------------------------------------------------------------------------
Total Return
Total investment return based
   on net asset value(d)...........            3.12%         9.91%        21.45%      (17.72)%      14.71%       13.40%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted).................         $74,484       $82,312       $71,348      $37,810      $35,790       $2,525
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements................            1.87%(e)      1.90%         2.22%        2.30%        2.56%        3.20%(e)
  Expenses, before waivers/
     reimbursements................            1.87%(e)      2.05%         2.22%        2.30%        2.60%       10.14%(e)
  Net investment loss..............            (.44)%(e)     (.01)%(c)     (.84)%       (.82)%      (1.28)%(c)   (1.08)%(c)(e)
Portfolio turnover rate............              72%          132%          159%         218%         299%(c)      249%(c)



See footnote summary on page 33.

--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                -----------------------------------------------------
                                                                                       Class R
                                                                -----------------------------------------------------

                                                                     Six Months
                                                                          Ended            Year     November 3,
                                                                        May 31,           Ended      2003(g) to
                                                                           2005    November 30,    November 30,
                                                                     (unaudited)           2004            2003
                                                                -----------------------------------------------------
Net asset value, beginning of period ..........................         $ 14.66         $ 13.27         $ 13.16
                                                                -----------------------------------------------------
Income From Investment Operations
Net investment income (loss)(b)................................              -0-            .18(c)           -0-(f)
Net realized and unrealized gain on investment
   transactions................................................             .50            1.21             .11
                                                                -----------------------------------------------------
Net increase in net asset value from operations ...............             .50            1.39             .11
                                                                -----------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income...........................            (.07)             -0-             -0-
Distributions from net realized gain on investment income .....            (.15)             -0-             -0-
                                                                -----------------------------------------------------
Total dividends and distributions..............................            (.22)             -0-             -0-
                                                                -----------------------------------------------------
Net asset value, end of period.................................          $14.94          $14.66         $ 13.27
                                                                -----------------------------------------------------
Total Return
Total investment return based on net asset value(d) ...........            3.36%          10.48%            .84%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)......................            $288            $241             $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements......................            1.39%(e)        1.45%           1.83%(e)
  Expenses, before waivers/reimbursements......................            1.39%(e)        1.59%           1.83%(e)
  Net investment income (loss).................................             .06%(e)        1.25%(c)        (.26)%(e)
Portfolio turnover rate........................................              72%            132%            159%


See footnote summary on page 33.

--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 31

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period


                                                             -------------------
                                                                   Class K
                                                             -------------------
                                                              March 1, 2005(g)
                                                                    to May 31,
                                                                          2005
                                                                   (unaudited)
                                                            ------------------
Net asset value, beginning of period.......................      $ 15.27
                                                            ------------------
Income From Investment Operations
Net investment income(b)...................................          .02
Net realized and unrealized loss on investment transactions         (.32)
                                                            ------------------
Net decrease in net asset value from operations............         (.30)
                                                            ------------------
Net asset value, end of period.............................      $ 14.97
                                                            ------------------
Total Return
Total investment return based on net asset value(d)........        (1.96)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)..................      $    10
Ratio to average net assets of:
  Expenses.................................................          .94%(e)
  Net investment income....................................          .47%(e)
Portfolio turnover rate....................................           72%



See footnote summary on page 33.

--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                             -------------------
                                                                   Class I
                                                             -------------------
                                                              March 1, 2005(g)
                                                                    to May 31,
                                                                          2005
                                                                   (unaudited)
                                                            ------------------
Net asset value, beginning of period.......................      $ 15.27
                                                            ------------------
Income From Investment Operations
Net investment income(b)...................................          .03
Net realized and unrealized loss on investment transactions         (.32)
                                                            ------------------
Net decrease in net asset value from operations............         (.29)
                                                            ------------------
Net asset value, end of period.............................      $ 14.98
                                                            ------------------
Total Return
Total investment return based on net asset value(d)........        (1.90)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)..................      $    10
Ratio to average net assets of:
  Expenses.................................................          .74%(e)
  Net investment income....................................          .68%(e)
Portfolio turnover rate....................................           72%


(a) Commencement of operations.

(b) Based on average shares outstanding.

(c) Net of fees and expenses waived by the Adviser and Transfer Agent.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent defered sales charge is not reflected in the calculation of the total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e) Annualized.

(f) Amount is less than $0.005.

(g) Commencement of distributions.

--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 33

BOARD OF DIRECTORS



William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS


Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Frank V. Caruso,(2) Senior Vice President
Paul C. Rissman,(2) Senior Vice President
Thomas J. Bardong, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller







Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered Public
Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004





(1) Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2) The management of and investment decisions for the Fund are made by the Adviser's Relative Value Investment Team. While the members of the team work jointly to determine the investment strategy, including security selection, for the Fund, Mr. Frank Caruso, CIO of the Adviser's Relative Value Investment Team, is primarily responsible for the day-to-day management of the Fund.


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND

ALLIANCEBERNSTEIN FAMILY OF FUNDS


--------------------------------------------------------------------------------
  Wealth Strategies Funds
--------------------------------------------------------------------------------
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy

--------------------------------------------------------------------------------
  Blended Style Funds
--------------------------------------------------------------------------------
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

--------------------------------------------------------------------------------
  Growth Funds
--------------------------------------------------------------------------------
  Domestic

  Growth Fund
  Mid-Cap Growth Fund
  Large Cap Growth Fund*
  Small Cap Growth Portfolio

  Global & International

  Global Health Care Fund*
  Global Research Growth Fund
  Global Technology Fund*
  Greater China '97 Fund
  International Growth Fund*
  International Research Growth Fund*

--------------------------------------------------------------------------------
  Value Funds
--------------------------------------------------------------------------------
  Domestic

  Balanced Shares
  Focused Growth & Income Fund*
  Growth & Income Fund
  Real Estate Investment Fund
  Small/Mid Cap Value Fund*
  Utility Income Fund
  Value Fund

  Global & International

  Global Value Fund
  International Value Fund

--------------------------------------------------------------------------------
  Taxable Bond Funds
--------------------------------------------------------------------------------
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

--------------------------------------------------------------------------------
  Municipal Bond Funds
--------------------------------------------------------------------------------
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

--------------------------------------------------------------------------------
  Intermediate Municipal Bond Funds
--------------------------------------------------------------------------------
  Intermediate California
  Intermediate Diversified
  Intermediate New York

--------------------------------------------------------------------------------
  Closed-End Funds
--------------------------------------------------------------------------------
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II

--------------------------------------------------------------------------------

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research Growth Fund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND o 35

NOTES



--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND

ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein (R)
Investment Research and Management

ACBVIDVFSR0505

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.



ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.



ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.       DESCRIPTION OF EXHIBIT
         -----------       ----------------------
         11 (b) (1)        Certification of Principal Executive Officer
                           Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (b) (2)        Certification of Principal Financial Officer
                           Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Focused Growth & Income Fund, Inc.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    July 29, 2005

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    July 29, 2005